Concentration of Risks - Schedule of Customer and Supplier Accounte Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenue	$ 29,305		$ 20,103		$ 3,500
Risk percentage	55.08%		31.68%		6.42%	[1]
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Risk percentage	15.32%		13.62%
Accounts receivable	$ 3,548		$ 3,071
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenue	$ 1,808		$ 18,795		$ 22,702
Risk percentage	3.40%	[1]	29.62%		41.66%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Risk percentage	38.37%		22.63%
Accounts receivable	$ 8,888		$ 5,101
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenue	$ 7,246		$ 5,047
Risk percentage	13.62%		7.95%	[1]
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenue			$ 857		$ 8,710
Risk percentage			1.35%	[1]	15.98%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Risk percentage	2.99%	[1]	10.75%
Accounts receivable	$ 693		$ 2,424
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Risk percentage	10.56%			[1]
Accounts receivable	$ 2,445
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchases [Member]
Concentration Risk [Line Items]
Risk percentage	5.86%	[1]	31.54%		15.60%
Purchases	$ 1,456		$ 9,193		$ 5,123
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Risk percentage	59.90%		72.37%
Accounts payable	$ 6,198		$ 4,694
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchases [Member]
Concentration Risk [Line Items]
Risk percentage	26.28%			[1]		[1]
Purchases	$ 6,525
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Risk percentage	23.80%			[1]
Accounts payable	$ 2,459
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchases [Member]
Concentration Risk [Line Items]
Risk percentage		[1]	22.29%		33.35%
Purchases			$ 6,496		$ 10,955
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchases [Member]
Concentration Risk [Line Items]
Risk percentage	15.37%		13.43%			[1]
Purchases	$ 3,817		$ 3,915
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchases [Member]
Concentration Risk [Line Items]
Risk percentage	36.36%		0.64%	[1]		[1]
Purchases	$ 9,027		$ 183		$ 5
Supplier Concentration Risk [Member] | Supplier H [Member] | Purchases [Member]
Concentration Risk [Line Items]
Risk percentage		[1]	1.92%	[1]	11.47%
Purchases			$ 560		$ 3,767
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Risk percentage	2.60%	[1]	12.45%
Accounts payable	$ 269		$ 808

[1]	Represents less than 10%